Financial assets, liabilities and financial result (excluding Orange Bank) - Assets available for sale - Additional information (Details) - EUR (€) € in Millions, shares in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 29, 2016
Operating segments [member] | Financial assets available-for-sale, category [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Financial assets, fair value		€ 254
Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Shares held (in shares)			399
Financial assets, fair value		€ 659
Investments securities, BT Shares [member] | Operating segments [member] | Financial assets available-for-sale, category [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Financial assets, fair value, current shares held	€ (119)